Parenthetical Information Liquidity Risk Exposure II (Detail: Text Values) - EUR (€) € in Billions	Dec. 31, 2017	Dec. 31, 2016
External funding sources [Abstract]
Capital Markets and Equity	€ 201	€ 210
Capital Markets and Equity, percent	20.00%	21.00%
Retail	€ 317	€ 292
Retail, percent	31.00%	30.00%
Transaction Banking	€ 217	€ 200
Transaction Banking, percent	21.00%	20.00%
Other Customers	€ 56	€ 53
Other Customers, percent	6.00%	5.00%
Unsecured Wholesale	€ 45	€ 55
Unsecured Wholesale, percent	4.00%	6.00%
Secured Funding and Shorts	€ 177	€ 165
Secured Funding and Shorts, percent	17.00%	17.00%
Financing Vehicles	€ 2	€ 2
Financing Vehicles, percent	0.00%	0.00%
Total external funding	€ 1,015	€ 977
External Funding mainly due [Abstract]
Balances increase in Retail deposits	€ 25
Balances increase in Retail deposits, percent	9.00%
Balances increase in Transaction banking	€ 17
Balances increase in Transaction banking, percent	8.00%
Balances increase in secured funding and shorts	€ 12
Balances increase in secured funding and shorts, percent	7.00%
Balances increase in other customers deposits	€ 4
Balances increase in other customers deposits, percent	7.00%
Decrease in unsecured wholesale funding	€ (10)
Decrease in unsecured wholesale funding, percent	(18.00%)
Decrease in Capital Markets and Equity volume	€ (9)
Decrease in Capital Markets and Equity volume, percent	(4.00%)
Overall proportion of our most stable funding sources (comprising capital markets and equity, retail, and transac-tion banking) in percent	72.00%
Derivatives & settlement balances	€ 369	504
Add back for netting effect for Margin & Prime Brokerage cash balances (shown on a net basis)	59	68
Other non funding liabilities	€ 31	€ 42